Share-based payments - Share based payments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total equity settled	£ 472	£ 429	£ 478
Cash settled	5	2	3
Total share-based payments	477	431	481
Deferred Share Value Plan and Share Value Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total equity settled	256	245	272
Others
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total equity settled	£ 216	£ 184	£ 206